Schedule of dividends calculation (Details) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Profit for the year	R$ 2,957,174	R$ 1,828,254	R$ 3,622,127
(-) non-distributable tax incentives	(176,741)	(169,540)
(-) Constitution of legal reserve	(139,021)	(83,707)
Adjusted Net Profit	2,641,412	1,575,007
Minimum dividends calculated on the basis of 25% of adjusted profit	660,353	397,752
Interest on shareholders' equity	1,047,500	1,083,000
Total dividends and interest on shareholders' equity distributed and proposed	1,047,500	1,083,000
Withholding income tax (IRRF) on interest on shareholders' equity	(142,977)	(162,450)
Total dividends and interest on shareholders’ equity, net	R$ 904,523	R$ 920,550